Borrowings - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Jul. 10, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Feb. 10, 2020	Feb. 09, 2020	Jul. 11, 2019	Sep. 28, 2017
Debt Instrument [Line Items]
Line of credit			$ 10,000,000		$ 10,000,000	$ 3,500,000
Line of credit Interest expense						$ 5,500,000	$ 4,400,000
Term Loan
Debt Instrument [Line Items]
Line of credit Interest expense	$ 3,200,000	$ 1,300,000	5,300,000	$ 2,800,000
Variable interest rate	4.95%				5.26%	5.77%
New Credit Agreement
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity								$ 345,000,000	$ 230,000,000
Line of credit Interest expense	$ 62,008
Line of credit covenant compliance	The Company was in compliance with its restrictive covenants under the New Credit Agreement at March 31, 2020.
Line of credit unused commitments fee	$ 42,361
New Credit Agreement | Revolving Credit And Term Loan
Debt Instrument [Line Items]
Line of credit			10,000,000		$ 10,000,000
Line of credit maximum borrowing capacity	$ 20,000,000		20,000,000		$ 20,000,000
Line of credit Interest expense			$ 100,000
Line of credit expiration date					Jul. 11, 2024
Variable interest rate	4.95%				5.26%
Line of credit covenant compliance					The Company was in compliance with its restrictive covenants under the New Credit Agreement at December 31, 2019.
New Credit Agreement | Term Loan
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity								255,000,000
New Credit Agreement | Delayed Draw Term Loan
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity								60,000,000
Line of credit	$ 0
Revolving Credit Facility
Debt Instrument [Line Items]
Variable interest rate	4.95%				5.26%	5.77%
Revolving Credit Facility | Prior Credit Agreement
Debt Instrument [Line Items]
Line of credit						$ 3,500,000
Line of credit maximum borrowing capacity										$ 10,000,000	$ 10,000,000
Line of credit Interest expense		$ 49,388		$ 100,000		$ 200,000	$ 100,000
Revolving Credit Facility | New Credit Agreement
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity								$ 30,000,000
Line of credit	$ 0